SIGNIFICANT ACCOUNTING POLICIES (Schedule of Amortization Periods of Right-of-Use Assets) (Details)	12 Months Ended
Dec. 31, 2019
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization periods of the right-of-use assets	3
Building and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization periods of the right-of-use assets	5-8